Other Non-Current Assets	9 Months Ended
Sep. 30, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

7. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31,	September 30,
	2023	2024

Private clouds in construction	$12,012	$12,982
Other cloud infrastructure	-	8,749
	$12,012	$21,731

Other non-current assets primarily consisted of externally purchased private clouds under construction, which were not available for use as of December 31, 2023 and September 30, 2024.